Condensed Balance Sheets (USD $)	Mar. 31, 2012	Sep. 30, 2011	Sep. 30, 2010
Current Assets
Cash	$ 1,121,427	$ 2,117,927	$ 0
Stock subscription receivable	1,525,000	0	0
Accounts Receivable, net of allowance for doubtful accounts	48,142	0	0
Inventories, net	0	0	0
Employee Advances	8,904	5,583	0
Prepaid Expenses	22,935	28,873	0
Total Current Assets	2,726,408	2,152,383	0
Equipment, net	6,002	6,470	2,373
Intangibles (Note 2(B)	0	0	0
Total Assets	2,732,410	2,158,853	2,373
Current Liabilities
Accounts payable and accrued expenses	105,703	167,776	10,790
Accounts payable - related party	3,101	0	0
Loan Payable	0	0	285,750
Deferred Revenue	0	40,000	0
Total Liabilities	108,804	207,776	296,540
Commitments and Contingencies
Stockholders' Equity
Preferred stock, $0.0001 par value; 100,000,000 shares authorized, none issued and outstanding	0	0	0
Common stock, $0.0001 par value; 100,000,000 shares authorized, 12,978,500, 12,052,500 and 7,037,500 issued and outstanding, respectively	1,298	1,206	703
Additional paid-in capital	23,468,395	21,636,928	261,571
Less: Treasury stock; 2,500,000, 2,500,000 and 2,500,000, respectively	(93,000)	(93,000)	(93,000)
Deficit accumulated during the development stage	(20,753,087)	(19,594,057)	(463,441)
Total Stockholders' Equity/(Deficiency)	2,623,606	1,951,077	(294,167)
Total Liabilities and Stockholders' Equity/(Deficiency)	$ 2,732,410	$ 2,158,853	$ 2,373